Risk management - Financial assets modified (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial assets modified [abstract]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	€ 1,746	€ 1,888
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, modification gain (loss)	(72)	(107)
Financial assets with modified contractual cash flows while loss allowance measured at lifetime expected credit losses for which loss allowance changed during reporting period to 12-month expected credit losses, gross carrying amount	€ 1,027	€ 1,506